Submission	May 04, 2026
Submission [Line Items]
Central Index Key	0002104882
Registrant Name	EagleRock Land, LLC
Registration File Number	333-295113
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES